Stock-Based Compensation and Employee Benefits - Stock-based Compensation - Additional Information (Detail)	Aug. 18, 2016 shares
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares	16,562,730